Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Trade Payables and Other	$ 788,509	$ 190,378
Accounts Payable and Accrued Liabilities	1,662,048	1,233,974
Accrued Liabilities	873,539	1,043,596
Payroll [Member]
Accrued Liabilities	496,457	471,596
Interest payable [Member]
Accrued Liabilities	13,430	109,029
Consultants And Professional Fees [Member]
Accrued Liabilities	72,434	261,753
Board Of Directors Fees [Member]
Accrued Liabilities	$ 291,218	$ 201,218